Fees Summary	Oct. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 203,200,000
Previously Paid Amount
Total Fee Amount	28,061.92
Total Offset Amount	28,061.92
Net Fee	$ 0